Condensed Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 60,978	$ 138,533	$ 119,136
Prepaid income taxes	190,722	242,620
Prepaid expenses	145,667	190,917
Total Current Assets	397,367	572,070	119,136
Security deposit	23,800	23,800	23,800
Marketable securities held in Trust Account	305,382,095	304,528,924
Total Assets	305,803,262	305,124,794	325,678
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities - Accounts payable and accrued expenses	287,653	303,190	20,222
Convertible promissory note - related party	670,176		299,000
Deferred tax liability		35,655
Deferred underwriting fee payable	10,505,250	10,505,250
Total Liabilities	11,463,079	10,844,095	344,371
Commitments and Contingencies (Note 6)
Common stock subject to possible redemption, 28,423,164 and 28,504,462 shares at redemption value as of June 30, 2020 and December 31, 2019, respectively	289,340,182	289,280,690
Stockholders’ Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued and outstanding
Additional paid in capital	2,254,268	2,313,769	24,250
Retained earnings	2,744,823	2,685,339	(43,693)
Total Stockholders’ Equity	5,000,001	5,000,009	(18,693)
Total Liabilities and Stockholders’ Equity	305,803,262	305,124,794	325,678
Class A Common Stock
Stockholders’ Equity
Common stock, Value	160	151
Total Stockholders’ Equity	160	151
Class B Common Stock
Stockholders’ Equity
Common stock, Value	750	750	750
Total Stockholders’ Equity	$ 750	$ 750	$ 750